Debt (Details) (USD $)	12 Months Ended			12 Months Ended					12 Months Ended		4 Months Ended	34 Months Ended
	Dec. 31, 2013 LoanTypes Subsidiary	Dec. 31, 2012 Vessel	Jun. 30, 2011	Dec. 31, 2013 Maximum [Member]	Dec. 31, 2013 Minimum [Member]	Dec. 31, 2013 Facility I [Member] Subsidiary Tranche	Dec. 31, 2011 Facility I [Member]	Jun. 30, 2011 Facility I [Member]	Dec. 31, 2013 Facility II [Member] Tranche Vessel Subsidiary	Dec. 31, 2013 Facility III [Member] Subsidiary	Aug. 31, 2013 Revolving Credit Facility [Member]	Apr. 30, 2013 Revolving Credit Facility [Member]	Sep. 06, 2011 Revolving Credit Facility [Member]	Jul. 15, 2010 Revolving Credit Facility [Member]
Debt Instrument [Line Items]
Credit facility						$ 40,500,000			$ 48,900,000	$ 81,850,000			$ 50,000,000	$ 30,000,000
Variable rate basis						LIBOR			LIBOR	LIBOR	LIBOR	LIBOR
Basis spread on variable rate (in hundredths)						3.25%			3.20%	3.75%	4.00%	5.00%
Summary of Long-Term Debt [Abstract]
Total long-term debt	88,860,000					9,000,000			46,830,000	33,030,000
Current portion of long-term debt	9,100,000	6,819,918
Non-current portion of long-term debt	79,760,000	60,280,082
Future minimum repayments [Abstract]
2014	9,100,000
2015	9,100,000
2016	9,100,000
2017	9,100,000
2018	38,530,000
2019	13,930,000
Total long-term debt	88,860,000					9,000,000			46,830,000	33,030,000
Number of loan facilities	3
Number of subsidiaries entered into a long term loan facility agreement						3			2	5
Number of tranches						3			6
Amount drawn down from loan facility			32,400,000					32,000,000		36,850,000
Remaining amount no longer available for borrowing						8,500,000
Number of subsidiaries entered into capital lease arrangement	2					2
Senior debt outstanding repaid	17,900,000					17,900,000
Number of subsidiary remains with debt outstanding						1
Maturity date						Dec. 31, 2018	Dec. 31, 2016		Dec. 31, 2018	Dec. 31, 2019
Number of vessels under construction		12							2
Remaining borrowing capacity										45,000,000
Long term debt financial covenants [Abstract]
Required minimum cash balance	4,800,000	3,600,000
Required value maintenance covenant (in hundredths)				135.00%	125.00%
Required value maintenance covenant for twelve years old vessel (in hundredths)				150.00%	135.00%
Minimum net worth required	$ 45,000,000